UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21359
Managed Duration Investment Grade Municipal Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: July 31
Date of reporting period: February 1, 2016 to April 30, 2016

Item 1.   Schedule of Investments.
Attached hereto.

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016

	Face	Value
	Amount
MUNICIPAL BONDS†† - 165.2%
California - 24.1%
Hartnell Community College District General Obligation Unlimited
0.00% due 08/01/42[1]	$12,640,000	$4,254,117
Northern California Gas Authority No. 1 Revenue Bonds
1.14% due 07/01/27[2]	3,760,000	3,406,033
Sacramento County Sanitation Districts Financing Authority, (AGC-ICC FGIC)
0.96% due 12/01/35[2]	3,500,000	3,211,985
Los Angeles Unified School District
5.00% due 01/01/34	2,525,000	2,815,628
California Statewide Communities Development Authority
1.20% due 04/01/36[2]	2,500,000	2,188,525
Bay Area Toll Authority
1.64% due 04/01/36[2]	2,000,000	1,979,800
California Health Facilities Financing Authority
5.88% due 08/15/31	1,500,000	1,791,015
San Bernardino City Unified School District, (AGM)
5.00% due 08/01/28	1,000,000	1,186,460
San Diego Unified School District General Obligation Unlimited
0.00% due 07/01/38[1]	3,145,000	1,138,333
California Pollution Control Financing Authority, AMT
5.00% due 07/01/30[3]	1,000,000	1,127,230
Los Angeles County Public Works Financing Authority
4.00% due 08/01/42	1,000,000	1,048,940
Desert Community College District General Obligation Unlimited, (AGM)
0.00% due 08/01/46[1]	3,750,000	761,288
Total California		24,909,354
Texas - 17.3%
North Texas Tollway Authority Revenue Bonds
5.00% due 01/01/45	2,500,000	2,868,400
5.63% due 01/01/33	1,095,000	1,175,614
5.63% due 01/01/18[4]	905,000	977,409
5.00% due 01/01/24	500,000	615,180
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
5.00% due 10/01/43	2,000,000	2,239,920
5.00% due 11/15/52	940,000	1,063,121
Matagorda County Navigation District No. 1, AMT, (AMBAC)
5.13% due 11/01/28	2,515,000	3,053,713

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.2% (continued)
Texas - 17.3% (continued)
Lower Colorado River Authority Revenue Bonds
6.25% due 05/15/18[4]	$2,000,000	$2,221,675
San Leanna Educational Facilities Corp.
5.13% due 06/01/36	2,100,000	2,161,698
Fort Bend County Industrial Development Corp.
4.75% due 11/01/42	1,000,000	1,036,140
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, (AGC)
5.75% due 07/01/18	480,000	505,766
5.75% due 07/01/16[4]	5,000	5,042
Total Texas		17,923,678
Florida - 10.3%
Miami-Dade County Educational Facilities Authority
5.00% due 04/01/42	2,000,000	2,254,500
School Board of Miami-Dade County Certificate Of Participation, (AGC)
5.38% due 02/01/19[4]	1,500,000	1,679,625
JEA Water & Sewer System Revenue
4.00% due 10/01/41	1,500,000	1,515,945
Town of Davie FL
6.00% due 04/01/42	1,000,000	1,218,650
Tampa-Hillsborough County Expressway Authority Revenue Bonds
5.00% due 07/01/42	1,000,000	1,126,630
County of Broward FL, AMT, (AGM)
5.00% due 04/01/38	1,000,000	1,118,630
Seminole Indian Tribe of Florida
5.25% due 10/01/27[3]	1,000,000	1,040,490
Mid-Bay Bridge Authority Revenue Bonds
5.00% due 10/01/40	625,000	697,456
Total Florida		10,651,926
Louisiana - 10.1%
Louisiana Local Government Environmental Facilities & Community Development Authority
6.75% due 11/01/32	3,000,000	3,244,499
State of Louisiana Gasoline & Fuels Tax Revenue
5.00% due 05/01/43	1,600,000	1,806,928
Louisiana Public Facilities Authority Revenue Bonds
3.50% due 06/01/30	1,200,000	1,232,016
Lafayette Consolidated Government Revenue Bonds, (AGM)
5.00% due 11/01/31	1,000,000	1,184,090

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.2% (continued)
Louisiana - 10.1% (continued)
Louisiana Public Facilities Authority, Hospital Revenue
5.25% due 11/01/30	$1,000,000	$1,129,830
East Baton Rouge Sewerage Commission
5.25% due 02/01/19[4]	900,000	1,007,334
Louisiana Public Facilities Authority Revenue Bonds, (AGM)
5.00% due 06/01/42	800,000	899,208
Total Louisiana		10,503,905
Illinois - 9.1%
Metropolitan Pier & Exposition Authority
5.00% due 06/15/42	2,000,000	2,124,160
City of Chicago IL O'Hare International Airport Revenue
5.50% due 01/01/31	1,750,000	2,050,003
Illinois Finance Authority, Roosevelt University Revenue
5.50% due 04/01/37	2,000,000	2,022,680
Railsplitter Tobacco Settlement Authority
6.00% due 06/01/28	1,000,000	1,192,640
Illinois Finance Authority, Rush University Medical Center Revenue
6.38% due 05/01/19[4]	1,000,000	1,163,830
Chicago O'Hare International Airport Revenue Bonds, AMT
5.00% due 01/01/35	750,000	848,933
Total Illinois		9,402,246
Pennsylvania - 9.0%
Pennsylvania Higher Educational Facilities Authority
6.00% due 08/15/18[4]	1,000,000	1,116,780
5.00% due 05/01/37	1,000,000	1,029,260
Delaware River Port Authority
5.00% due 01/01/27	1,500,000	1,695,240
County of Allegheny Pennsylvania General Obligation Unlimited, (AGM)
0.98% due 11/01/26[2]	1,750,000	1,693,423
City of Philadelphia PA, General Obligation, (Assured Gty) (AGC)
5.38% due 08/01/30	1,110,000	1,249,705
County of Lehigh PA
4.00% due 07/01/43	1,000,000	1,029,680
City of Philadelphia PA, General Obligation
5.88% due 08/01/16[4]	1,000,000	1,013,030

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.2% (continued)
Pennsylvania - 9.0% (continued)
State Public School Building Authority Revenue Bonds
5.00% due 04/01/32	$500,000	$530,925
Total Pennsylvania		9,358,043
New York - 7.7%
Metropolitan Transportation Authority
5.00% due 11/15/43	2,000,000	2,351,760
Triborough Bridge & Tunnel Authority Revenue Bonds
0.00% due 11/15/31[1]	2,750,000	1,758,488
New York State Dormitory Authority
5.00% due 07/01/32	1,000,000	1,126,630
5.25% due 07/01/17[4]	500,000	520,960
Troy Industrial Development Authority
5.00% due 09/01/31	1,000,000	1,151,340
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/45	930,000	1,084,547
Total New York		7,993,725
Arizona - 7.5%
Arizona Health Facilities Authority Revenue Bonds
1.23% due 01/01/37[2]	3,500,000	3,111,080
Arizona Health Facilities Authority
2.24% due 02/01/48[2]	2,000,000	2,035,240
Glendale Municipal Property Corp.
5.00% due 07/01/33	1,250,000	1,437,238
Phoenix Industrial Development Authority
5.25% due 06/01/34	1,000,000	1,169,440
Total Arizona		7,752,998
New Jersey - 6.5%
New Jersey Economic Development Authority
1.99% due 03/01/28[2]	3,000,000	2,647,680
5.00% due 07/01/32	500,000	478,065
New Jersey Transportation Trust Fund Authority
5.00% due 06/15/42	1,750,000	1,844,010
New Jersey Health Care Facilities Financing Authority
5.75% due 07/01/19[4]	1,500,000	1,721,955
Total New Jersey		6,691,710
Massachusetts - 5.5%
Massachusetts Educational Financing Authority, AMT
4.70% due 07/01/26	1,025,000	1,084,532
5.38% due 07/01/25	745,000	836,516
Commonwealth of Massachusetts General Obligation Unlimited, (BHAC-CR FGIC)
1.00% due 05/01/37[2]	1,800,000	1,674,126

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.2% (continued)
Massachusetts - 5.5% (continued)
Massachusetts Health & Educational Facilities Authority
6.25% due 07/01/30	$1,000,000	$1,139,970
Massachusetts Housing Finance Agency Revenue Bonds, AMT
5.10% due 12/01/27	950,000	964,716
Total Massachusetts		5,699,860
Iowa - 4.7%
Iowa Tobacco Settlement Authority
5.60% due 06/01/34	2,000,000	2,008,380
Iowa Higher Education Loan Authority
5.50% due 09/01/25	1,500,000	1,626,255
Iowa Finance Authority
5.00% due 08/15/29	1,090,000	1,223,514
Total Iowa		4,858,149
Connecticut - 4.6%
City of Bridgeport Connecticut General Obligation Unlimited, (AGM)
5.00% due 10/01/25	2,535,000	3,070,620
Connecticut State Health & Educational Facility Authority Revenue Bonds
5.00% due 07/01/45	1,250,000	1,430,550
Connecticut Housing Finance Authority
4.00% due 11/15/34	285,000	297,130
Total Connecticut		4,798,300
Tennessee - 4.5%
Knox County Health Educational & Housing Facility Board
5.25% due 04/01/27	2,500,000	2,587,700
Metropolitan Nashville Airport Authority Revenue Bonds, AMT
5.00% due 07/01/43	1,310,000	1,490,282
Metropolitan Nashville Airport Authority
5.20% due 07/01/26	590,000	632,486
Total Tennessee		4,710,468
Michigan - 3.9%
Michigan Finance Authority Revenue Bonds
5.00% due 11/01/44	1,000,000	1,152,530
5.00% due 07/01/44	1,030,000	1,148,059
Michigan Finance Authority, Revenue
5.00% due 12/01/31	1,000,000	1,155,790
Detroit Wayne County Stadium Authority Revenue Bonds, (AGM)
5.00% due 10/01/26	500,000	565,360
Total Michigan		4,021,739
Wyoming - 3.9%
County of Sweetwater WY, AMT
5.60% due 12/01/35	4,000,000	4,013,239

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.2% (continued)
Washington - 3.3%
Spokane Public Facilities District
5.00% due 12/01/38	$1,000,000	$1,133,430
Washington Higher Education Facilities Authority
5.25% due 04/01/43	1,000,000	1,130,100
Tes Properties
5.63% due 12/01/38	1,000,000	1,128,010
Total Washington		3,391,540
Ohio - 3.2%
American Municipal Power, Inc.
5.00% due 02/15/42	2,000,000	2,275,560
Ohio Air Quality Development Authority
5.63% due 06/01/18	1,000,000	1,067,610
Total Ohio		3,343,170
Vermont - 2.9%
Vermont Student Assistance Corp., AMT
3.63% due 12/03/35[2]	2,800,000	3,013,808
Mississippi - 2.8%
State of Mississippi Revenue Bonds
5.00% due 10/15/35	1,500,000	1,742,505
County of Warren MS
6.50% due 09/01/32	1,000,000	1,119,420
Total Mississippi		2,861,925
Wisconsin - 2.3%
Wisconsin Health & Educational Facilities Authority
5.00% due 11/15/16[4]	1,250,000	1,278,075
WPPI Energy Revenue Bonds
5.00% due 07/01/37	1,000,000	1,148,760
Total Wisconsin		2,426,835
Alabama - 2.3%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue Bonds
5.00% due 06/01/32	2,000,000	2,331,240
Colorado - 2.2%
City & County of Denver CO Airport System Revenue
5.00% due 11/15/43	1,000,000	1,149,890
Colorado Health Facilities Authority
5.25% due 01/01/45	1,000,000	1,131,620
Total Colorado		2,281,510
Kentucky - 2.1%
County of Owen KY, Waterworks System Revenue
5.63% due 09/01/39	1,000,000	1,100,080

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.2% (continued)
Kentucky - 2.1% (continued)
Kentucky Economic Development Finance Authority
5.63% due 08/15/27	$1,000,000	$1,091,880
Total Kentucky		2,191,960
District of Columbia - 2.0%
District of Columbia Housing Finance Agency, AMT, (FHA)
5.10% due 06/01/37	2,000,000	2,021,280
Nevada - 1.6%
Las Vegas Valley Water District
5.00% due 06/01/31	1,435,000	1,677,242
Delaware - 1.6%
Delaware State Economic Development Authority
5.40% due 02/01/31	1,500,000	1,665,030
Rhode Island - 1.4%
Rhode Island Convention Center Authority, (Assured Gty) (AGC)
5.50% due 05/15/27	1,300,000	1,470,443
Virginia - 1.4%
Washington County Industrial Development Authority
7.50% due 07/01/29	1,250,000	1,424,275
Arkansas - 1.4%
Arkansas Development Finance Authority Revenue Bonds
1.94% due 09/01/44[2]	1,400,000	1,399,174

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.2% (continued)
Hawaii - 1.1%
Hawaii Pacific Health
5.63% due 07/01/30	$1,000,000	$1,159,530
Alaska - 1.1%
City of Anchorage Alaska Electric Revenue Revenue Bonds
5.00% due 12/01/41	1,000,000	1,151,840
New Hampshire - 1.1%
New Hampshire Health & Education Facilities Authority
5.00% due 01/01/34	1,000,000	1,138,470
Oklahoma - 1.1%
Oklahoma Development Finance Authority
5.00% due 02/15/34	1,000,000	1,132,020
South Carolina - 1.1%
South Carolina State Public Service Authority
5.00% due 12/01/48	1,000,000	1,131,700
Maryland - 0.5%
Maryland Economic Development Corp.
5.75% due 09/01/25	500,000	481,160
Total Municipal Bonds
(Cost $157,389,201)		170,983,492
Total Investments - 165.2%
(Cost $157,389,201)		$170,983,492
Other Assets & Liabilities, net - (65.2)%		(67,477,199)
Total Net Assets - 100.0%		$103,506,293

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2016

††	Value determined based on Level 2 inputs – See Note 1.
1	Zero coupon rate security.
2	Variable rate security. Rate indicated is rate effective at April 30, 2016.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $2,167,720 (cost $2,032,065), or 2.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4
The bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

AGC	Insured by Assured Guaranty Corporation
AGM	Insured by Assured Guaranty Municipal Corporation
AMBAC	Insured by Ambac Assurance Corporation
AMT	Income from this security is a preference item under the Alternative Minimum Tax
BHAC	Insured by Berkshire Hathaway Assurance Corporation
FGIC	Insured by Financial Guaranty Insurance Company
FHA	Guaranteed by Federal Housing Administration

The following table summarizes the inputs used to value the Fund’s net assets as of April 30, 2016 (See Note 1 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Municipal Bonds	$-	$170,983,492	$-	$170,983,492

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended April 30, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Managed Duration Investment Grade Municipal Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to Cutwater’s valuation committee (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

The municipal bonds and preferred shares in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Cutwater Investor Services Corp. (the “Adviser”), pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities during the period ended April 30, 2016.

2. Federal Income Taxes

As of April 30, 2016, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$157,389,201	$14,059,643	$(465,352)	$13,594,291

Item 2.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Duration Investment Grade Municipal Fund

By:          /s/ Clifford D. Corso
Clifford D. Corso
President and Chief Executive Officer

Date:      June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Clifford D. Corso
Clifford D. Corso
President and Chief Executive Officer

Date:      June 28, 2016

By:          /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:       June 28, 2016